Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Statements of Cash Flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net earnings for the year	$ 933	$ 1,590
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings from consolidated subsidiaries	485	443
Noncash compensation expense	4	73
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(371)	(106)
Other liabilities	6	(181)
Net cash provided by operating activities	1,057	1,819
Cash flows from financing activities:
Treasury stock purchases	(461)	(540)
Dividends paid on common stock	(1,363)	(1,394)
Net cash used in financing activities	(1,824)	(1,934)
Net increase (decrease) in cash and cash equivalents	(767)	(115)
Cash and cash equivalents at beginning of year	1,897	2,012
Cash and cash equivalents at end of year	$ 1,130	$ 1,897